Reverse Recapitalization Transaction	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization Transaction [Abstract]
REVERSE RECAPITALIZATION TRANSACTION

NOTE 2 — REVERSE RECAPITALIZATION TRANSACTION

On December 13, 2024 (the “Closing Date”), the previously announced business combination was consummated pursuant to that certain Agreement and Plan of Merger (as amended by that certain First Amendment to the Merger Agreement, dated as of October 8, 2024, the “Merger Agreement”), dated June 4, 2024, by and among Swiftmerge Acquisition Corp., a Cayman Islands exempted company (“Swiftmerge”), Swiftmerge HoldCo LLC, a Delaware limited liability company and wholly-owned subsidiary of Swiftmerge (“HoldCo”), Swiftmerge Merger Sub LLC, a Delaware limited liability company and wholly-owned subsidiary of HoldCo (“Merger Sub”) and AleAnna Energy (the “Merger”). The transactions contemplated by the Merger Agreement are collectively referred to herein as the “Business Combination.”

The Business Combination included, among other things:

•        (i) SPAC undergoing the Domestication and changing its name to “AleAnna, Inc.”; (ii) each Swiftmerge Class A Ordinary Share converting into one share of Class A Common Stock; (iii) each Swiftmerge Class B Ordinary Share converting into one share of Class B Common Stock in the Domestication and then each share of Class B Common Stock converting into one share of Class A Common Stock at the completion of the Business Combination; (iv) each warrant to purchase Swiftmerge Class A Ordinary Shares becoming exercisable by its terms to purchase an equal number of shares of Class A Common Stock; and (v) a series Class C Common Stock being authorized, each share of which will have voting rights equal to a share of Class A Common Stock but which shall have no entitlement to earnings or distributions of the Company;

•        following the Domestication but prior to the Merger, (i) the Company contributed to HoldCo (a) all of its assets (excluding its interests in HoldCo), including, for the avoidance of doubt, the Available Cash (as defined herein), and (b) a number of shares of Class C Common Stock equal to the number of Class C HoldCo Units designated to be issued to the AleAnna Members, and (ii) HoldCo issued to the Company a number of Class A HoldCo Units which equaled the number of shares of Class A Common Stock issued and outstanding immediately after the Closing; and

•        following the Pre-Closing Contribution, Merger Sub merged with and into AleAnna Energy, with AleAnna Energy being the surviving company and a wholly-owned subsidiary of HoldCo. Each AleAnna Energy Member received its pro rata portion of 65,098,476 shares of (a) Class A Common Stock or (b) Class C Common Stock (with one Class C HoldCo Unit to accompany each share of Class C Common Stock) in the Merger, as determined by the AleAnna Energy Board. Nautilus, which owned approximately 97% of AleAnna Energy prior to the transaction, received 25,994,400 shares of Class C Common Stock and 25,994,400 Class C HoldCo Units in the Merger, as well as 37,134,194 shares of Class A Common Stock. The other AleAnna Energy Member, Bonanza Resources (Texas) Inc. received 1,969,882 shares of Class A Common Stock.

The Business Combination was accounted for as a common control transaction with respect to AleAnna Energy, which is akin to a reverse recapitalization. Nautilus Resources LLC (“Nautilus”), the majority owner of AleAnna Energy, had a controlling financial interest in AleAnna Energy prior to the Business Combination and has a controlling financial interest in the Company, as AleAnna Energy is a subsidiary of HoldCo, in which AleAnna, Inc. holds a majority economic interest. The net assets of Swiftmerge are stated at their historical carrying amounts with no goodwill or intangible assets recognized in accordance with U.S. GAAP. The Business Combination with respect to AleAnna Energy was not treated as a change in control primarily due to Nautilus receiving the controlling voting stake in the Company and the ability of Nautilus to nominate the full board of directors and management of the Company.

In accounting for the Business Combination, Swiftmerge was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of AleAnna Energy issuing stock for the net assets of Swiftmerge, accompanied by a recapitalization.

The Class A common stock, par value $0.0001 per share, of AleAnna, Inc. (the “Class A Common Stock”) and the 11,250,000 warrants issued as part of units in the initial public offering of Swiftmerge (the “Public Warrants”) commenced trading on Nasdaq under the symbols “ANNA” and “ANNAW,” respectively, on December 16, 2024. Each share of Class C Common Stock has voting rights equal to a share of Class A Common Stock but have no entitlement to earnings or distributions of AleAnna. Each share of Class C Common Stock is exchangeable, subject to certain conditions, for one share of Class A Common Stock. The exchange feature does not allow for cash settlement. AleAnna is organized in an “Up-C” structure effective with the Business Combination, and the only direct assets of AleAnna consist of equity interests in HoldCo, whose only direct assets consist of equity interests in AleAnna Energy. The Company’s business is conducted through AleAnna Energy and its subsidiaries.

Total proceeds raised from the Business Combination were $0.6 million, representing the proceeds from the Swiftmerge operating account after Swiftmerge public shareholder redemptions. These proceeds were offset by $9.5 million of transaction costs. Approximately $0.6 million of the transaction expenses were recorded as a reduction to additional paid-in capital (up to the amount of cash proceeds from the Business Combination). Approximately $0.5 million represented prepaid directors and officers insurance premiums and were recorded to prepaid expenses and other assets. The remaining $8.4 million of costs incurred were expensed and presented as Business Combination transaction expenses in the consolidated statement of operations for the year ended December 31, 2024.

As of December 31, 2024, no shares of Class C Common Stock had been exchanged for shares of Class A Common Stock.